DoubleLine Infrastructure Income Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 40.0%
1,027,498	AASET Ltd., Series 2018-1A-A	3.84%	^	01/16/2038	890,217
5,213,542	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A-B	5.68%	^ §	12/16/2041	3,418,488
3,833,333	CAL Funding Ltd., Series 2018-1A-A	3.96%	^	02/25/2043	3,849,620
4,117,266	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	3,733,224
5,074,974	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	4,583,737
127,777	CLI Funding LLC, Series 2013-1A-NOTE	2.83%	^	03/18/2028	127,388
1,021,650	CLI Funding LLC, Series 2013-2A-NOTE	3.22%	^	06/18/2028	1,018,307
574,347	CLI Funding LLC, Series 2014-1A-A	3.29%	^	06/18/2029	572,251
2,796,062	CLI Funding LLC, Series 2014-2A-A	3.38%	^	10/18/2029	2,775,164
3,375,560	CLI Funding LLC, Series 2017-1A-A	3.62%	^	05/18/2042	3,382,613
3,082,641	CLI Funding LLC, Series 2018-1A-A	4.03%	^	04/18/2043	3,131,818
2,678,932	CLI Funding LLC, Series 2019-1A-A	3.71%	^	05/18/2044	2,693,334
6,944,555	Falcon Aerospace Ltd., Series 2017-1-A	4.58%	^	02/15/2042	6,463,707
4,250,849	GAIA Aviation Ltd., Series 2019-1-A	3.97%	^ §	12/15/2044	3,623,858
3,920,500	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	3,947,412
1,558,333	Global SC Finance SRL, Series 2013-1A-A	2.98%	^	04/17/2028	1,554,978
2,231,542	Global SC Finance SRL, Series 2014-1A-A1	3.19%	^	07/17/2029	2,225,828
9,233,816	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	8,311,367
15,058,439	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	14,785,211
3,000,000	Helios Issuer LLC, Series 2020-AA-A	2.98%	^	06/20/2047	3,027,432
33,524	HERO Funding Trust, Series 2015-2A-A	3.99%	^	09/20/2040	34,979
997,713	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/20/2042	1,040,461
2,319,341	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	2,475,948
5,197,994	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72%	^	07/15/2039	4,587,147
2,250,000	InSite Issuer LLC, Series 2016-1A-B	4.56%	^	11/15/2046	2,325,812
4,512,281	JOL Air Ltd., Series 2019-1-A	3.97%	^	04/15/2044	3,908,506
6,729,815	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45%	^	06/20/2042	6,885,631
3,160,415	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	3,203,950
5,000,000	Mosaic Solar Loan Trust, Series 2019-2A-B	3.28%	^	09/20/2040	4,543,055
5,000,000	Mosaic Solar Loan Trust, Series 2020-1A-A	2.10%	^	04/20/2046	5,041,670
151,869	NP SPE LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	159,147
2,423,417	NP SPE LLC, Series 2017-1A-A1	3.37%	^	10/21/2047	2,476,965
3,864,488	Raptor Aircraft Finance LLC, Series 2019-1-A	4.21%	^	08/23/2044	3,130,630
2,500,000	SBA Tower Trust	2.88%	^	07/09/2021	2,507,250
8,050,000	SBA Tower Trust	3.17%	^	04/11/2022	8,138,465
166,898	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	148,395
3,912,160	Sprite Ltd., Series 2017-1-A	4.25%	^	12/15/2037	3,488,614
2,960,000	Stack Infrastructure Issuer LLC, Series 2019-1A-A2	4.54%	^	02/25/2044	3,110,260
4,500,000	Stack Infrastructure Issuer LLC, Series 2019-2A-A2	3.08%	^	10/25/2044	4,428,442
1,453,301	Start Ltd., Series 2018-1-A	4.09%	^	05/15/2043	1,316,657
2,836,500	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87%	^	07/20/2048	2,836,255
119,583	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	120,572
404,067	TAL Advantage LLC, Series 2014-1A-A	3.51%	^	02/22/2039	402,195
604,999	TAL Advantage LLC, Series 2014-1A-B	4.10%	^	02/22/2039	607,442
15,014,547	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/20/2042	15,200,346
5,009,617	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	4,984,527
906,667	Textainer Marine Containers Ltd., Series 2019-1A-A	3.96%	^	04/20/2044	924,105
5,767,142	Thunderbolt Aircraft Lease Ltd., Series 2017-A-A	4.21%	^ §	05/17/2032	5,249,114
1,775,761	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15%	^ §	09/15/2038	1,584,785
2,678,571	Thunderbolt Aircraft Lease Ltd., Series 2018-A-B	5.07%	^ §	09/15/2038	1,662,659
3,847,008	Trinity Rail Leasing LLC, Series 2010-1A-A	5.19%	^	10/16/2040	4,072,082
1,310,936	Trip Rail Master Funding LLC, Series 2017-1A-A1	2.71%	^	08/15/2047	1,313,185
3,511,975	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	3,509,287
1,472,614	Triton Container Finance LLC, Series 2017-2A-A	3.62%	^	08/20/2042	1,467,077
7,750,000	Triton Container Finance LLC, Series 2018-1A-A	3.95%	^	03/20/2043	7,750,848
2,600,000	Triton Container Finance LLC, Series 2018-2A-A	4.19%	^	06/22/2043	2,608,645
3,573,895	USQ Rail LLC, Series 2018-1-A1	3.78%	^	04/27/2048	3,651,627
11,475,833	Vantage Data Centers Issuer LLC, Series 2018-1A-A2	4.07%	^	02/16/2043	11,823,231
6,000,000	VB-S1 Issuer LLC, Series 2018-1A-C	3.41%	^	02/15/2048	6,144,508
4,000,000	VB-S1 Issuer LLC, Series 2020-1A-C2	3.03%	^	06/15/2050	4,075,676
4,838,934	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	4,553,842
7,938,022	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61%	^	10/15/2038	7,285,778

Total Asset Backed Obligations (Cost $237,579,055)					228,895,724

Foreign Corporate Bonds - 12.5%
3,650,000	Adani Ports & Special Economic Zone Ltd.	4.00%	^	07/30/2027	3,519,220
10,500,000	APT Pipelines Ltd.	4.25%	^	07/15/2027	11,737,087
2,520,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	2,478,265
2,000,000	Emirates Semb CorporationWater & Power Company PJSC	4.45%	^	08/01/2035	2,184,360
3,507,000	Empresa de Transporte de Pasajeros Metro S.A.	5.00%	^	01/25/2047	4,086,690
2,431,609	Energia Eolica S.A.	6.00%	Þ	08/30/2034	2,696,047
2,904,160	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	3,100,191
1,582,207	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	1,689,006
2,374,702	Interoceanica Finance Ltd.	0.00%	^	11/30/2025	2,187,694
5,461,821	Interoceanica Finance Ltd.	0.00%		11/30/2025	5,031,702
3,640,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	4,090,505
3,499,039	Lima Metro Finance Ltd.	5.88%	^	07/05/2034	4,137,823
188,410	Lima Metro Finance Ltd.	5.88%		07/05/2034	222,806
3,075,487	Panama Metro Line SP	0.00%	^	12/05/2022	2,972,812
4,216,000	Sydney Airport Finance Company Pty Ltd.	3.38%	^	04/30/2025	4,356,075
2,440,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	2,560,091
6,175,000	TransCanada PipeLines Ltd.	4.25%		05/15/2028	7,107,935
840,000	Transelec S.A.	4.63%	^	07/26/2023	893,470
500,000	Transelec S.A.	4.25%	^	01/14/2025	533,347
6,000,000	Transelec S.A.	3.88%	^	01/12/2029	6,313,860

Total Foreign Corporate Bonds (Cost $67,087,657)					71,898,986

US Corporate Bonds - 43.7%
6,383,000	Ameren Corporation	3.65%		02/15/2026	7,147,716
6,860,000	American Electric Power Company, Inc.	2.95%		12/15/2022	7,214,284
11,200,000	American Tower Corporation	4.40%		02/15/2026	12,953,259
700,000	American Tower Corporation	3.38%		10/15/2026	779,196
474,000	American Transmission Systems, Inc.	5.25%	^	01/15/2022	502,280
7,515,000	American Water Capital Corporation	3.40%		03/01/2025	8,357,033
11,015,000	AT&T, Inc.	4.30%		12/15/2042	12,353,239
2,500,000	Connecticut Light & Power Company	3.20%		03/15/2027	2,757,771
1,157,000	Crown Castle International Corporation	3.70%		06/15/2026	1,291,396
5,716,000	Crown Castle International Corporation	3.65%		09/01/2027	6,376,247
3,500,000	Crown Castle International Corporation	2.25%		01/15/2031	3,533,335
9,000,000	Digital Realty Trust	3.70%		08/15/2027	10,271,772
10,250,000	Dominion Energy, Inc.	3.38%		04/01/2030	11,362,125
4,175,000	DTE Energy Company	2.85%		10/01/2026	4,440,012
5,000,000	DTE Energy Company	3.80%		03/15/2027	5,515,667
700,000	Duke Energy Corporation	3.15%		08/15/2027	776,229
8,655,000	Duquesne Light Holdings, Inc.	3.62%	^	08/01/2027	8,840,908
2,450,000	Equinix, Inc.	2.15%		07/15/2030	2,429,371
8,635,000	Eversource Energy	2.80%		05/01/2023	9,046,385
7,266,000	Exelon Corporation	3.40%		04/15/2026	8,097,653
3,688,000	Exelon Corporation	4.05%		04/15/2030	4,266,124
2,250,000	FirstEnergy Corporation	2.25%		09/01/2030	2,259,518
10,000,000	ITC Holdings Corporation	3.25%		06/30/2026	10,970,638
6,873,000	Metropolitan Edison Company	4.00%	^	04/15/2025	7,697,362
6,000,000	MPLX LP	4.00%		03/15/2028	6,325,641
7,069,000	NextEra Energy Capital Holdings, Inc.	3.63%		06/15/2023	7,559,263
5,000,000	NextEra Energy Capital Holdings, Inc.	2.25%		06/01/2030	5,147,509
4,500,000	NiSource, Inc.	3.49%		05/15/2027	5,095,658
4,900,000	NiSource, Inc.	3.60%		05/01/2030	5,610,190
7,220,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	7,867,853
7,350,000	Sierra Pacific Power Company	2.60%		05/01/2026	7,995,727
10,000,000	Southern Company	3.70%		04/30/2030	11,455,312
6,000,000	Spectra Energy Partners LP	4.75%		03/15/2024	6,713,066
7,250,000	Sunoco Logistics Partners Operations LP	3.90%		07/15/2026	7,632,080
10,000,000	T-Mobile USA, Inc.	3.88%	^	04/15/2030	11,164,450
5,032,000	Union Pacific Corporation	3.70%		03/01/2029	5,884,126
5,000,000	Verizon Communications, Inc.	3.15%		03/22/2030	5,663,358
6,417,000	Xcel Energy, Inc.	3.30%		06/01/2025	7,098,124

Total US Corporate Bonds (Cost $232,391,586)					250,451,877

Short Term Investments - 3.6%
6,811,796	First American Government Obligations Fund - Class U	0.11%	♦		6,811,796
6,811,796	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.15%	♦		6,811,796
6,811,797	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	♦		6,811,797

Total Short Term Investments (Cost $20,435,389)					20,435,389

Total Investments - 99.8% (Cost $557,493,687)					571,681,976
Other Assets in Excess of Liabilities - 0.2%					899,157

NET ASSETS - 100.0%					$572,581,133

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2020.

Þ	Value determined using significant unobservable inputs.

♦	Seven-day yield as of June 30, 2020

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Corporate Bonds	43.7%
Asset Backed Obligations	40.0%
Foreign Corporate Bonds	12.5%
Short Term Investments	3.6%
Other Assets and Liabilities	0.2%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	40.0%
Utilities	28.5%
Telecommunications	9.5%
Energy	9.2%
Transportation	6.8%
Short Term Investments	3.6%
Real Estate	1.8%
Technology	0.4%
Other Assets and Liabilities	0.2%

100.0%

Notes to Schedule of Investments June 30, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,489,515,991	$120,453,885	$22,191,852	$7,966,062	$138,276,028	$3,541,156

Affiliated Mutual Funds	42,714,545	1,403,304,348	—	8,931,483	48,850,000	—

Common Stocks	—	356,103	568,273	—	222,161	—

Total Level 1	1,532,230,536	1,524,114,336	22,760,125	16,897,545	187,348,189	3,541,156

Level 2

US Government and Agency Mortgage Backed Obligations	22,619,405,053	1,977,245,034	—	5,958,817	425,545,449	—

Non-Agency Residential Collateralized Mortgage Obligations	13,409,517,836	1,114,263,409	—	9,571,657	1,245,096,457	—

US Government and Agency Obligations	4,848,804,319	2,364,451,561	—	—	530,599,317	—

Non-Agency Commercial Mortgage Backed Obligations	3,817,766,809	680,936,278	—	—	1,084,866,829	—

Collateralized Loan Obligations	2,095,869,269	322,122,996	—	—	1,006,851,478	—

Asset Backed Obligations	1,851,920,627	295,409,862	—	—	527,911,385	—

US Corporate Bonds	—	1,668,766,572	—	—	376,427,398	17,571,158

Foreign Corporate Bonds	—	1,108,292,936	708,335,334	—	992,936,934	690,886

Bank Loans	—	405,625,631	—	—	169,442,575	156,609,596

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	113,805,591	120,107,448	—	106,852,917	—

Other Short Term Investments	—	47,171,035	—	3,996,024	—	—

Municipal Bonds	—	11,638,842	—	—	—	—

Total Level 2	48,643,283,913	10,109,729,747	828,442,782	19,526,498	6,466,530,739	174,871,640

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	288,656,189	36,057,255	—	868,413	—	—

Collateralized Loan Obligations	948,717	—	—	66,359	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	2,564,078	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Bank Loans	—	18,726	—	—	—	—

Common Stocks	—	3,870	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	289,604,906	38,694,931	82,503	934,772	—	—

Total	$50,465,119,355	$11,672,539,014	$851,285,410	$37,358,815	$6,653,878,928	$178,412,796

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$41,891	$—	$—

Total Level 1	—	—	—	41,891	—	—

Level 2

Excess Return Swaps	—	—	—	49,241	—	—

Total Level 2	—	—	—	49,241	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$91,132	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Affiliated Mutual Funds	$199,353,133	$94,462,420	$—	$—	$—	$—

Money Market Funds	338,269,745	40,016,688	3,293,079	6,363,193	6,793,620	49,153,584

Common Stocks	—	17,744	52,844	—	—	—

Total Level 1	537,622,878	134,496,852	3,345,923	6,363,193	6,793,620	49,153,584

Level 2

US Government and Agency Obligations	1,296,966,681	—	—	32,354,763	—	289,405,589

Collateralized Loan Obligations	882,149,921	208,721,249	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	855,123,170	246,006,305	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	785,237,112	143,961,193	—	—	—	—

Foreign Corporate Bonds	597,404,122	138,811,618	184,753,091	—	—	—

US Government and Agency Mortgage Backed Obligations	470,065,006	8,872,271	—	68,002,478	—	—

Asset Backed Obligations	438,285,540	52,928,678	—	—	—	—

US Corporate Bonds	359,886,160	77,157,493	—	—	—	—

Bank Loans	273,212,579	55,716,499	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	37,647,703	19,288,154	35,279,308	—	—	758,585,354

Other Short Term Investments	—	—	—	—	123,413,632	23,665,726

Total Level 2	5,995,977,994	951,463,460	220,032,399	100,357,241	123,413,632	1,071,656,669

Level 3

Non-Agency Commercial Mortgage Backed Obligations	1,675,301	352,836	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	21,910,483	—	—	—	—

Collateralized Loan Obligations	—	135,531	—	—	—	—

Bank Loans	—	4,454	—	—	—	—

Common Stocks	—	920	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	1,676,799	22,405,724	4,494	—	—	—

Total	$6,535,277,671	$1,108,366,036	$223,382,816	$106,720,434	$130,207,252	$1,120,810,253

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$341,345	$—	$—

Total Level 1	—	—	—	341,345	—	—

Level 2

Excess Return Swaps	117,405,100	—	—	—	1,841,820	—

Total Level 2	117,405,100	—	—	—	1,841,820	—

Level 3	—	—	—	—	—	—

Total	$117,405,100	$—	$—	$341,345	$1,841,820	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$20,435,389	$968,143	$3,134,922	$1,672,566	$234,404	$4,729,154

Affiliated Mutual Funds	—	—	2,532,123	—	—	—

Total Level 1	20,435,389	968,143	5,667,045	1,672,566	234,404	4,729,154

Level 2

US Corporate Bonds	250,451,877	93,083,945	3,077,617	8,185,156	—	—

Asset Backed Obligations	228,895,724	—	1,176,080	4,522,553	—	8,775,262

Foreign Corporate Bonds	69,202,939	49,372,393	3,352,430	8,163,390	547,526	—

Commercial Paper	—	84,007,176	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	11,246,706	4,230,784	9,988,681	—	—

US Government and Agency Obligations	—	—	7,572,226	23,003,657	—	12,480,074

Collateralized Loan Obligations	—	—	6,562,200	15,893,014	—	11,567,862

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,892,166	14,198,479	—	19,546,740

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,662,497	13,685,141	—	24,251,638

Other Short Term Investments	—	—	1,798,882	9,999,081	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	515,878	1,201,047	8,435,278	—

Bank Loans	—	—	—	5,032,256	—	—

Total Level 2	548,550,540	237,710,220	39,840,760	113,872,455	8,982,804	76,621,576

Level 3

Foreign Corporate Bonds	2,696,047	—	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	907,593

Total Level 3	2,696,047	—	—	—	—	907,593

Total	$571,681,976	$238,678,363	$45,507,805	$115,545,021	$9,217,208	$82,258,323

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(272,652)	—	—	—

Excess Return Swaps	—	—	(1,131,684)	(6,969,395)	—	—

Total Level 2	—	—	(1,404,336)	(6,969,395)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$(1,404,336)	$(6,969,395)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(25,964)	$(1,973)	$-	$-	$-	$-	$868,413	$(25,964)
Collateralized Loan Obligations	72,621	-	(6,262)	-	-	-	-	-	66,359	(6,262)

Total	$968,971	$-	$(32,226)	$(1,973)	$-	$-	$-	$-	$934,772	$(32,226)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,413	Market Comparables	Market Quotes	$95.43 ($95.43)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$66,359	Market Comparables	Market Quotes	$6.64 ($6.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(25,254)	$1,391,945	$25,411	$378	$-	$-	$-	$21,910,483	$1,386,983
Non-Agency Commercial Mortgage Backed Obgligations	444,116	-	(91,280)	-	-	-	-	-	352,836	(91,280)
Collateralized Loan Obligations	180,404	-	(49,638)	471	4,294	-	-	-	135,531	(48,535)
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-
Bank Loans	-	-	1,730	29	2,695	-	-	-	4,454	-
Common Stocks	-	-	-	-	920	-	-	-	920	-

Total	$21,144,023	$(25,254)	$1,252,757	$25,911	$8,287	$-	$-	$-	$22,405,724	$1,247,168

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$21,910,483	Market Comparables	Market Quotes	$86.32 - $95.43 ($91.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$352,836	Market Comparables	Yields	15.00% (15.00%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$135,531	Market Comparables	Market Quotes	$53.30 ($53.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$4,454	Enterprise Value	Recovery Value	$100.00 ($100.00)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.
Common Stocks	$920	Enterprise Value	Recovery Value	$0.16 ($0.16)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

Total	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,696,047	Market Comparables	Market Quotes	$110.88 ($110.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	(170,041)

Total	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	$(170,041)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$907,593	Market Comparables	Yields	14.00% (14.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.